Shares - Common shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, common shares outstanding (in shares)	27,704,450
Beginning balance, treasury shares outstanding (in shares)	(1,000,328)
Beginning balance, outstanding (in shares)	26,704,122	26,737,095
Issued upon conversion of convertible debentures (in shares)	3,002,231	26,576
Retired through share purchase programs (in shares)	(1,885,200)	(149,408)
Purchase of treasury shares (in shares)	(12,604)	(15,641)
Settlement of certain equity classified stock-based compensation (in shares)	141,688	105,500
Ending balance, common shares outstanding (in shares)	28,821,481	27,704,450
Ending balance, treasury shares outstanding (in shares)	(871,244)	(1,000,328)
Ending balance, outstanding (in shares)	27,950,237	26,704,122
Common shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, common shares outstanding (in shares)	27,704,450	27,827,282
Issued upon conversion of convertible debentures (in shares)	3,002,231	26,576
Retired through share purchase programs (in shares)	(1,885,200)	(149,408)
Purchase of treasury shares (in shares)	0	0
Settlement of certain equity classified stock-based compensation (in shares)	0	0
Ending balance, common shares outstanding (in shares)	28,821,481	27,704,450
Treasury shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, treasury shares outstanding (in shares)	(1,000,328)	(1,090,187)
Issued upon conversion of convertible debentures (in shares)	0	0
Retired through share purchase programs (in shares)	0	0
Purchase of treasury shares (in shares)	(12,604)	(15,641)
Settlement of certain equity classified stock-based compensation (in shares)	141,688	105,500
Ending balance, treasury shares outstanding (in shares)	(871,244)	(1,000,328)